Portfolio Market Risk Measures (Details) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
MarketRisk [Line Items]
Total VaR (one-day measure)	$ 22.3
Stressed Value-at-Risk (one-day)	34.1
Incremental Risk Capital Charge (one-year)	338.7
Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	28.8	$ 34.4	$ 67.2	$ 32.3	$ 46.3
Stressed Value-at-Risk (one-day)	38.4	35.0	65.5	35.6	62.3
Incremental Risk Capital Charge (one-year)	339.3	363.0	397.0	353.0	314.9
High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	37.4
Stressed Value-at-Risk (one-day)	41.3
Incremental Risk Capital Charge (one-year)	407.8
Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	21.9
Stressed Value-at-Risk (one-day)	34.1
Incremental Risk Capital Charge (one-year)	295.9
Interest rate risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	11.3
Interest rate risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	12.5	18.6	24.2	17.4	19.3
Interest rate risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	17.4
Interest rate risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	9.2
Credit risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	7.1
Credit risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	8.2	19.4	47.9	17.3	35.2
Credit risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	9.6
Credit risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	6.7
Equity price risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	7.1
Equity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	9.0	10.2	23.9	9.8	13.9
Equity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	12.5
Equity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	7.1
Currency risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	0.8
Currency risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	1.4	2.0	4.0	2.1	4.4
Currency risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	2.7
Currency risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	0.5
Commodity price risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	5.9
Commodity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	3.5	4.8	5.0	4.9	3.3
Commodity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	6.0
Commodity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	1.9
Idiosyncratic debt specific risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	16.9
Idiosyncratic debt specific risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	24.4	31.1	53.4	28.8	34.2
Idiosyncratic debt specific risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	34.2
Idiosyncratic debt specific risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	16.9
Risk diversification effect [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	(26.8)
Risk diversification effect [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	$ (30.2)	$ (51.7)	$ (91.2)	$ (48.0)	$ (64.0)